Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

The Company evaluated all events and transactions that occurred after December 31, 2024 up through the date the Company issued the consolidated financial statements. Other than the event disclosed above, there was no other subsequent event occurred that would require recognition or disclosure in the Company’s consolidated financial statements.